PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 88,607	$ 69,311
Cost of property and equipment held under capital lease	237,858	251,176
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 26,438	$ 14,322